Restructuring, termination and other exit obligations	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring, termination and other exit obligations
14. Restructuring, termination and other exit obligations:

	Year ended December 31, 2016
	Termination	Lease-exit	Total
Balance, beginning of year	$—	$—	$—
Additions	7,198	11,802	19,000
Additions: Interest and other	—	509	509
Payments	(3,876)	(1,196)	(5,072)
Impact of foreign exchange	(44)	(270)	(314)
Balance, end of year	3,278	10,845	14,123
Less: current portion	(2,903)	(2,505)	(5,408)
Long-term portion	$375	$8,340	$8,715

Beginning in the third quarter of 2016, the Company initiated a series of restructuring activities which included the consolidation of facilities in Argentina, Canada, China and the United States. This resulted in an implementation of a reduction in workforce resulting in employee severance, one-time termination benefits and contract termination costs associated with the restructuring activities. The Company incurred a charge of $7,198 associated with such termination obligations.

The Company recorded restructuring charges on leases during the year ended December 31, 2016. One lease is in New York, US, and has a lease end date of March 2017. The Company exited the premises in September 2016 and is no longer using this space. The Company has also exited its car service and racing facility in Cherasco, Italy and has a lease end date of April 30, 2017. The other lease is in Vancouver, Canada. The Company has a 10 year lease commitment for 116,000 square feet of office space; however, the Company has notified the lessor that it does not intend to occupy the space. With respect to these leases, the Company recorded a charge to earnings of $11,802. The liability is equal to the present value of rent and other direct costs for the period of time space is expected to remain contracted but unoccupied, less any expected rent to be paid to the Company by a tenant under a sublease over the remainder of the lease term. The cash flows have been discounted at 15% and the lease is expected to terminate in June 2026.